Share-based payments - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Details) shares in Millions	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
Executive Performance Share Plan (EPSP)
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance | shares	20.4	16.7
Number of shares, Granted | shares	7.8	6.1
Number of shares, Forfeited | shares	(1.4)	(2.2)
Number of shares, Vested | shares	(3.9)	(0.2)
Number of shares, Non-vested ending balance | shares	22.9	20.4
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 9.24	£ 9
Weighted average fair value, Granted (pound per share) | £ / shares	9.19	10.25
Weighted average fair value, Forfeited (pound per share) | £ / shares	9.47	10.55
Weighted average fair value, Vested (pound per share) | £ / shares	7.52	6.13
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 9.50	£ 9.24
Performance Share Awards (PSA)
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance | shares	4.1	3.1
Number of shares, Granted | shares	2.3	4.0
Number of shares, Forfeited | shares	(0.5)	(0.2)
Number of shares, Vested | shares	(0.4)	(2.8)
Number of shares, Non-vested ending balance | shares	5.5	4.1
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 9.52	£ 6.04
Weighted average fair value, Granted (pound per share) | £ / shares	8.57	9.11
Weighted average fair value, Forfeited (pound per share) | £ / shares	9.39	7.98
Weighted average fair value, Vested (pound per share) | £ / shares	9.26	5.19
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 9.15	£ 9.52
Leadership Share Awards
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Number of shares, Non-vested beginning balance | shares	11.3	10.4
Number of shares, Granted | shares	5.9	4.9
Number of shares, Forfeited | shares	(1.0)	(1.2)
Number of shares, Vested | shares	(3.8)	(2.8)
Number of shares, Non-vested ending balance | shares	12.4	11.3
Weighted average fair value, Non-vested beginning balance (pound per share) | £ / shares	£ 8.99	£ 9.22
Weighted average fair value, Granted (pound per share) | £ / shares	6.54	7.87
Weighted average fair value, Forfeited (pound per share) | £ / shares	9.34	8.81
Weighted average fair value, Vested (pound per share) | £ / shares	6.73	7.95
Weighted average fair value, Non-vested ending balance (pound per share) | £ / shares	£ 8.48	£ 8.99